Equity (Summary of RSUs activity) (Details)	9 Months Ended
Sep. 30, 2016 $ / shares shares
Number of RSUs
Unvested RSUs outstanding as of January 1, 2016 | shares	559,124
Forfeited | shares	(90,058)
Vested | shares	(170,080)
Unvested RSUs outstanding as of September 30, 2016 | shares	298,986
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2016 | $ / shares	$ 81.35
Forfeited | $ / shares	79.19
Vested | $ / shares	94.19
Unvested RSUs outstanding as of September 30, 2016 | $ / shares	$ 74.70